Pension And Postretirement Benefit Costs (Pension Accumulated Benefit Obligation) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Accumulated benefit obligation, end of year	$ 41,447,396	$ 38,228,400